Restatement of Previously Issued Financial Statements	7 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In April 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase common stock that the Company issued in August 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on August 25, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on August 25, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the period ended December 31, 2020 should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase common stock (the “Warrants”) and should no longer be relied upon.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities. There is no change to total stockholders’ equity at the reported balance sheet date.

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$201,401,935	$—	$201,401,935
Liabilities and stockholders’ equity
Total current liabilities	$242,903	$—	$242,903
Deferred underwriting commissions	7,000,000	—	7,000,000
Derivative warrant liabilities	—	28,320,000	28,320,000
Total liabilities	7,242,903	28,320,000	35,562,903
Class A common stock, $0.0001 par value; shares subject to possible redemption	189,159,030	(28,320,000)	160,839,030
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	108	284	392
Class B common stock – $0.0001 par value	500	—	500
Additional paid-in-capital	5,319,519	15,814,106	21,133,625
Accumulated deficit	(320,125)	(15,814,390)	(16,134,515)
Total stockholders’ equity	5,000,002	—	5,000,002
Total liabilities and stockholders’ equity	$201,401,935	$—	$201,401,935

	Period From June 4, 2020 (Inception)
	Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(387,696)	$—	$(387,696)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(15,340,000)	(15,340,000)
Financing costs – derivative warrant liabilities	—	(474,390)	(474,390)
Net gain from investments held in Trust Account	67,571	—	67,571
Total other (expense) income	67,571	(15,814,390)	(15,746,819)
Net loss	$(320,125)	$(15,814,390)	$(16,134,515)
Basic and Diluted weighted-average Class A common stock outstanding	20,000,000	—	20,000,000
Basic and Diluted net loss per Class A common shares	$0.00	—	$—
Basic and Diluted weighted-average Class B common stock outstanding	5,000,000	—	5,000,000
Basic and Diluted net loss per Class B common shares	$(0.06)	$(3.17)	$(3.23)

	Period From June 4, 2020 (Inception)
	Through December 31, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(320,125)	$(15,814,390)	$(16,134,515)
Change in fair value of derivative warrant liabilities	$—	$15,340,000	$15,340,000
Financing Costs – derivative warrant liabilities	$—	$474,390	$474,390
Initial value of Class A common stock subject to possible redemption	$189,429,260	$(12,981,000)	$176,448,260
Change in fair value of Class A common stock subject to possible redemption	$95,610	$(15,704,840)	$(15,609,230)

In addition, the impact to the balance sheet dated August 25, 2020, filed on Form 8-K on August 31, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in a $13.1 million increase to the derivative warrant liabilities line item at August 25, 2020, an offsetting decrease of $25.9 million to the Class A common stock subject to possible redemption mezzanine equity line item, an increase of $13.5 million in Additional paid-in capital and an increase of $13.5 million in Accumulated deficit. There is no change to total stockholders’ equity at the reported balance sheet date.